Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment information
26.	Segment information

The Group operates in a single business segment that includes the design, development, and manufacture of PV products. The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
		2009(As
		adjusted
	2008	(Note 2(z)))	2010
	RMB	RMB	RMB
China	4,162,037	2,789,798	6,010,415
Outside China:
Spain	613,483	57,516	81,597
Germany	144,936	396,922	2,126,975
Rest of the world	537,854	534,317	3,541,793

Total outside China	1,296,273	988,755	5,750,365

Total net revenue	5,458,310	3,778,553	11,760,780

The following table summarizes the Group’s long-lived fixed assets by geographic locations:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
China	1,369,807	1,626,247	3,170,721
Korea*	—	98,195	—

Total long-lived fixed assets	1,369,807	1,724,442	3,170,721

*	Korea assets consist of 3MW solar power plant, the amount of which is included in assets of discontinued operations in 2010 (Note 20).